RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	NOTE 9 - RELATED PARTY TRANSACTIONS None.	The Company did not have any related party transactions as of December 31, 2014.